Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from Related Parties	$ 873
All Services and Transactions Except Broker Dealer Activities [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2,907	$ 4,805
Due to Related Parties	2,178	7,763
Income	(606)	(280)	$ (178)
Expense	378	332	802
Broker Dealer Activities
Related Party Transaction [Line Items]
Due from Related Parties	0	21
Due to Related Parties	0	20
Income	43	216	235
Expense	$ 129	$ 649	$ 652